Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,187,380)	$ (3,383,806)	$ (15,602,792)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	292,284	172,018	149,078
Non cash lease expenses	218,887	270,243	184,820
Allowance for expected credit loss		13,609
Allowance for expected credit loss for related parties	144,767
Reversal for expected credit loss for other current asset	(9,534)
Write back of allowance for expected credit loss		(8,508)
Reversal for provision for stock obsolescence		(21,172)
Expenses related to SEPA (Note 10)		99,990
Stock-based compensation	1,543,455	414,051	9,119,764
Change in operating assets and liabilities:
Accounts receivable	17,310	(3,034)	(36,751)
Other current assets	34,789	101,401	(32,332)
Inventories	(15,346)	81,251	(17,612)
Accounts payable	(105,704)	(800,352)	312,385
Accruals and other current liabilities	(238,808)	(1,023,394)	(299,924)
Operating lease assets and liabilities, net	(222,405)	(271,559)	(182,002)
Net cash used in operating activities	(1,527,685)	(4,359,262)	(6,405,366)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,109)	(63,140)	(134,211)
Addition in intangible assets	(1,920,478)	(2,373,237)
Loan to a third party	(842,868)
Deposit payment for assets acquisition	(1,500,000)
Net cash used in investing activities	(4,264,455)	(2,436,377)	(134,211)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares	7,570,002	984,059	10,850,450
(Repayment) advance of other payables to related parties	(137,027)	(25,042)	31,786
Net cash provided by financial activities	7,432,975	959,017	10,882,236
Effect of exchange rate changes on cash and cash equivalents	(124,987)	163,030	139,230
Net change in cash and cash equivalents	1,515,848	(5,673,592)	4,481,889
Cash and cash equivalents - beginning of year	1,034,103	6,707,695	2,225,806
Cash and cash equivalents - end of year	2,549,951	1,034,103	6,707,695
SUPPLEMENTAL INFORMATION OF NON-CASH INVESTING ACTIVITIES:
Software development costs capitalized through share-based compensation	1,504,338
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes
Cash refund from income taxes			$ 71,532